Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—38.1%
		Auto Receivables—21.3%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 3,988,080
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,498,511
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/15/2034	3,974,755
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	2,995,978
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,495,261
2,000,000		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	2,003,833
3,000,000		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	3,005,595
2,000,000		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	2,003,989
590,183		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	586,143
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,251,234
5,091,225		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	4,996,531
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,036,736
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,734,618
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,530,789
6,225,000		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	6,206,456
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,302,005
6,500,000		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	6,506,094
2,691,448	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 6.835% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	2,694,081
672,862	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 7.385% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	673,516
1,345,724	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 8.935% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	1,347,008
3,650,000		BOF URSA FUNDING 2024-SN1A, Class C, 5.830%, 12/15/2028	3,647,106
4,650,000		BOF URSA FUNDING 2024-SN1A, Class D, 6.360%, 7/16/2029	4,651,906
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	771,195
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,689,461
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	4,959,877
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,491,281
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,499,869
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,083,683
121,213		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	120,687
88,889		Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	88,574
1,000,925		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	988,799
502,003		Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	495,842
446,567		Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	441,160
246,382		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	243,927
3,000,071		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	2,927,731
784,109		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	764,891
354,554		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	347,429
1,744,944		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	1,742,209
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,346,688
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,213,811
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,966,175
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,493,334
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	995,704
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	738,958
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,720,724

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	$ 2,997,810
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,496,350
13,807,049	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 6.103% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	13,823,832
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,812,211
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,527,681
12,000,000	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 5.873% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	12,002,657
1,424,878		Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	1,422,039
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,420,526
4,114,426		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	4,073,136
5,705,019		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	5,656,225
1,763,620		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	1,746,505
12,000,000		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	12,135,328
16,900,000		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	16,856,636
5,000,000		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	5,015,064
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,112,184
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,478,167
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,313,247
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,064,387
14,000,000		Ford Credit Floorplan Master Owner 2023-1, Class B, 5.310%, 5/15/2028	13,904,034
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	9,980,073
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,123,527
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,631,809
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	6,921,255
6,750,000	[1]	General Motors 2024-1A, Class A2, 6.083% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,752,148
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,342,306
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,995,881
92,318		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	92,095
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,636,954
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,345,177
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,258,341
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,001,495
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,261,147
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,597,295
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,994,074
1,800,000		GreenState Auto Receivables Trust, Class SUB, 6.500%, 6/15/2032	1,794,683
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - B, Class B, 5.350%, 5/15/2028	11,981,743
651,779		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	650,402
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,008,140
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,505,270
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,303,198
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,700,032
7,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	7,015,289
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,698,441
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,954,662
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 6.433% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,784,855
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	19,963,180
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 6.383% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,677,089
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 6.233% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,030,406
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 6.003% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,030,054
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,275,013

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	$ 1,548,308
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	789,323
972,841		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	963,639
952,897		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	948,873
517,740		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	517,684
776,609		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	777,728
604,030		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	607,396
2,306,831		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,290,990
1,500,000		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,426,551
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,665,097
968,712		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	961,662
8,348,572		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	8,125,610
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,101,251
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,585,527
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	20,440,950
22,644,736		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	22,586,198
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,030,883
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,243,631
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,542,760
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,557,956
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,031,986
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,010,282
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,025,409
4,419,558		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	4,404,736
6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,974,816
13,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	13,581,793
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,079,222
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,839,159
4,432,781		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	4,456,095
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,618,004
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,622,845
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,817,608
4,926,520		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	4,893,101
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,905,093
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,330,818
		TOTAL	608,729,271
		Credit Card—4.7%
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	8,077,174
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.233% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,057,946
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	2,998,264
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,997,465
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,643,717
2,900,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	2,913,022
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	4,986,920
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,965,753
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/17/2029	8,078,050
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,316,855
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,849,431
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,632,785
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,375,019

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	$ 2,932,424
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,956,169
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,570,479
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,740,079
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,151,444
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,096,231
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,681,261
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,083,212
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,731,194
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,476,076
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	6,963,299
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,208,961
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	6,516,174
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	6,020,552
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	2,984,570
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	2,487,074
		TOTAL	136,491,600
		Equipment Lease—3.3%
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,714,374
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,253,276
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,478,816
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,483,499
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,072,260
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,539,974
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,556,448
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,010,154
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,005,176
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,010,265
1,582,179		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	1,579,375
2,500,000		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	2,502,487
6,700,000		DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	6,655,249
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,545,440
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	3,971,012
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	2,965,712
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,681,548
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,216,543
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,007,127
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	7,687,501
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,530,385
5,791,539		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	5,798,561
		TOTAL	94,265,182
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 6.199% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,697
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,697
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,616
		Other—2.5%
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,481,269
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 6.983% (30-DAY AVERAGE SOFR +1.650%), 8/16/2027	10,526,162

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 6.633% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	$ 7,616,403
20,000,000	[1]	PFS Financing Corp. 2024-C, Class A, 6.133% (30-DAY AVERAGE SOFR +0.000%), 4/17/2028	20,068,640
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 6.533% (30-DAY AVERAGE SOFR +1.200%), 4/17/2028	3,507,969
1,407,270		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,353,959
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	5,957,261
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,086,238
7,250,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,252,543
		TOTAL	70,850,444
		Student Loans—6.3%
1,468,941	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.129% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,460,500
4,090,860	[1]	Navient Student Loan Trust 2019-D, Class A2B, 6.493% (CME Term SOFR 1 Month +1.164%), 12/15/2059	4,102,125
7,286,773		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,596,861
5,288,011		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,871,422
12,816,031		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	11,343,803
37,768,425		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	33,281,649
28,891,661		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	25,497,812
33,561,595		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	28,762,500
2,576,968	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 7.033% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	2,598,614
5,328,165	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 6.193% (CME Term SOFR 1 Month +0.854%), 4/20/2062	5,296,770
32,380,885	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.143% (CME Term SOFR 1 Month +0.804%), 4/20/2062	32,184,502
6,793,924	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 6.043% (CME Term SOFR 1 Month +0.714%), 3/17/2053	6,683,481
17,135,857	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 6.073% (CME Term SOFR 1 Month +0.744%), 2/15/2051	16,874,475
		TOTAL	179,554,514
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,107,248,752)	1,089,921,324
		CORPORATE BONDS—24.5%
		Communications - Cable & Satellite—0.1%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,857,974
		Communications - Media & Entertainment—0.3%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,540,468
		Communications - Telecom Wirelines—1.2%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	9,999,856
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 6.164% (SOFR +0.790%), 3/20/2026	25,190,620
		TOTAL	35,190,476
		Consumer Cyclical - Automotive—4.2%
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.121% (SOFR +0.750%), 12/13/2024	20,046,559
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,969,865
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.975% (SOFR +0.620%), 10/15/2024	20,008,287
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.409% (SOFR +1.040%), 2/26/2027	10,022,073
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	7,970,010
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,005,049
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,049,859
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.682% (SOFR +1.320%), 11/3/2025	6,038,733
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,682,803
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.675% (SOFR +0.320%), 1/13/2025	10,002,697
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 6.204% (SOFR +0.830%), 3/20/2026	10,036,876
		TOTAL	121,832,811
		Consumer Cyclical - Retailers—0.1%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,661,048

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—0.3%
$ 1,272,000	[1]	Keurig Dr Pepper, Inc., 6.252% (30-DAY AVERAGE SOFR +0.880%), 3/15/2027	$ 1,278,354
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,080,010
		TOTAL	7,358,364
		Consumer Non-Cyclical - Health Care—0.3%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,315,972
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,582,979
		TOTAL	7,898,951
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,457,415
		Energy - Midstream—0.6%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,848,346
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,573,237
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,121,753
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,920,854
		TOTAL	16,464,190
		Financial Institution - Banking—12.2%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 6.012% (SOFR +0.650%), 11/4/2026	21,574,532
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.966% (SOFR +0.600%), 2/18/2025	6,389,914
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 6.329% (SOFR +0.970%), 7/22/2027	15,083,946
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 6.386% (SOFR +1.020%), 8/18/2026	5,050,613
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.992% (SOFR +0.620%), 9/15/2026	9,999,180
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.559% (SOFR +0.200%), 10/25/2024	9,993,884
15,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.170% (SOFR +0.810%), 1/27/2027	15,025,952
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.982% (SOFR +0.610%), 9/15/2026	19,992,495
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.777% (SOFR +0.420%), 10/18/2024	25,011,615
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.053% (SOFR +0.694%), 1/25/2026	7,703,347
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.140% (SOFR +0.770%), 6/9/2027	15,009,046
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.650% (SOFR +1.280%), 2/24/2028	8,097,120
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,758,971
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,621,913
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.753% (SOFR +0.400%), 7/7/2025	25,991,504
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.278% (SOFR +0.920%), 10/21/2027	12,308,492
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.489% (SOFR +1.120%), 2/24/2028	9,451,428
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 6.160% (SOFR +0.790%), 12/9/2026	10,012,971
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.971% (SOFR +0.600%), 12/10/2025	20,033,962
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.138% (SOFR +0.765%), 9/22/2027	12,525,599
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 6.435% (SOFR +1.080%), 1/14/2028	6,044,751
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.374% (SOFR +1.020%), 4/13/2028	20,082,109
16,000,000	[1]	National Bank of Canada, Sr. Unsecd. Note, 5.852% (SOFR +0.490%), 8/6/2024	16,001,702
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.894% (SOFR +0.530%), 8/12/2024	2,000,659
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.135% (SOFR +0.760%), 9/29/2026	8,970,622
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,959,879
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 5.720% (SOFR +0.360%), 7/29/2024	10,001,517
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 6.307% (30-DAY AVERAGE SOFR +0.950%), 1/19/2027	4,536,954
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.814% (SOFR +0.450%), 8/9/2024	10,001,363
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 6.065% (SOFR +0.710%), 1/15/2026	5,020,710
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 6.442% (SOFR +1.070%), 12/11/2026	6,074,297
		TOTAL	349,331,047
		Financial Institution - Finance Companies—0.5%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,075,859

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	$ 6,928,395
		TOTAL	14,004,254
		Financial Institution - Insurance - Life—2.4%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	4,978,837
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 6.094% (SOFR +0.740%), 4/9/2027	10,024,472
7,690,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 6.072% (30-DAY AVERAGE SOFR +0.700%), 6/11/2027	7,715,271
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	5,967,902
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.685% (SOFR +0.330%), 1/14/2025	20,008,324
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.760% (SOFR +0.400%), 1/27/2025	20,015,079
		TOTAL	68,709,885
		Financial Institution - Insurance - P&C—0.1%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,494,110
		Technology—0.5%
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,503,558
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	1,981,992
		Utility - Electric—1.2%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,540,149
3,385,000	[3]	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,420,465
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.687% (SOFR +0.330%), 10/18/2024	25,795,018
		TOTAL	33,755,632
		Utility - Natural Gas—0.3%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	9,993,792
		TOTAL CORPORATE BONDS (IDENTIFIED COST $700,840,462)	703,035,967
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.0%
		Federal Home Loan Mortgage Corporation—10.8%
672,700		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.847% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	668,082
24,235		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.747% (30-DAY AVERAGE SOFR +0.414%), 4/15/2035	24,211
452,030		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.967% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	447,480
117,895		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.907% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	116,724
476,089		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.857% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	470,619
191,988		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.827% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	190,035
98,475		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.932% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	97,394
145,510		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.747% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	142,655
170,542		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.847% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	168,037
46,551		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.847% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	45,928
32,115		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.897% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	31,633
701,200		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 6.047% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	694,186
580,541		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.867% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	572,884
66,074		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 6.197% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	65,969
193,272		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 6.357% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	194,061
1,845,199		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.777% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	1,836,994
899,217		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.797% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	881,886
17,049,818		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 5.727% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	16,617,020

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 918,519		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.847% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	$ 906,130
1,652,447		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.797% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,596,114
12,206,109		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.849% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	11,989,770
3,722,810		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.849% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,671,572
17,691,378		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.899% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	17,276,468
14,049,901		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.799% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	13,825,286
28,637,304		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.899% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	27,447,630
6,882,639		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 5.585% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,467,978
38,708,412		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	38,306,526
24,583,478		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.535% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	24,571,943
22,003,345		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.535% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	21,996,749
6,929,959		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.908% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,903,194
518,708		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.788% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	515,334
11,477,445		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.768% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	11,465,665
7,480,589		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.768% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	7,443,721
7,632,363		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.718% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	7,614,096
12,973,161		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.738% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	12,946,613
28,071,500		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.698% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	27,956,379
12,097,855		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.698% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	12,053,921
18,334,029		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 5.608% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,255,198
13,171,106		Federal Home Loan Mortgage Corp. REMIC, Series KF121, Class AS, 5.504% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	13,067,448
45,423		Federal Home Loan Mortgage Corp., Class FE, 5.847% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	44,778
		TOTAL	309,588,311
	[1]	Federal National Mortgage Association—4.7%
58,936		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 6.447% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	59,356
211,821		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 5.749% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	208,445
133,406		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.879% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	132,218
695,554		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.849% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	686,642
157,125		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.799% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	155,345
502,478		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.799% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	495,440
350,238		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.669% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	346,741
2,383,893		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 5.679% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	2,336,882
263,141		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.909% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	259,615
144,177		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.899% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	142,423
70,405		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 6.449% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	70,756

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 174,199		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 6.299% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	$ 174,583
4,317,944		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.849% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	4,274,709
1,599,567		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.799% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,560,605
16,515,308		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 5.749% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	16,204,953
1,189,654		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.849% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,169,945
13,305,470		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 5.899% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	13,102,163
5,774,503		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.849% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,568,084
9,771,550		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 5.749% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	9,312,752
39,011,563		Federal National Mortgage Association REMIC, Series 2024-22, Class FA, 6.235% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	38,779,948
38,070,393		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 6.335% (30-DAY AVERAGE SOFR +1.000%), 4/30/2054	37,888,808
9,211		Federal National Mortgage Association, Class FB, 5.949% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	9,147
		TOTAL	132,939,560
	[1]	Government National Mortgage Association—0.1%
1,484,924		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.787% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,480,426
707,971		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.977% (CME Term SOFR 1 Month +0.654%), 7/20/2063	707,384
521,772		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.987% (CME Term SOFR 1 Month +0.664%), 7/20/2063	521,523
		TOTAL	2,709,333
		Non-Agency Mortgage—1.4%
5,572,350		BRASS PLC, Class A1, 0.669%, 4/16/2069	5,505,153
22,917,625		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	22,805,242
76,902	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 6.556% (CME Term SOFR 1 Month +1.214%), 11/20/2035	59,910
35,012	[1]	Impac CMB Trust 2004-7, Class 1A2, 6.379% (CME Term SOFR 1 Month +1.034%), 11/25/2034	34,306
74,987	[1]	Impac CMB Trust 2004-9, Class 1A2, 6.339% (CME Term SOFR 1 Month +0.994%), 1/25/2035	72,317
11,810,041	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.973% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,113,487
91,808	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 6.143% (CME Term SOFR 1 Month +0.814%), 11/15/2031	86,732
419,988		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	346,945
175,673	[1]	Washington Mutual 2006-AR1, Class 2A1B, 6.222% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	159,639
310,593	[1]	Washington Mutual 2006-AR15, Class 1A, 5.992% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	274,879
164,639	[1]	Washington Mutual 2006-AR17, Class 1A, 4.371% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	138,693
		TOTAL	40,597,303
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $492,460,219)	485,834,507
		U.S. TREASURIES—7.0%
		U.S. Treasury Bills—3.5%
100,000,000		United States Treasury Bill, 5.210%, 7/30/2024	99,577,870
	[1]	U.S. Treasury Notes—3.5%
100,000,000	[1]	United States Treasury Floating Rate Notes, 5.342% (91-day T-Bill +0.037%), 7/2/2024	99,996,080
		TOTAL U.S. TREASURIES (IDENTIFIED COST $199,579,512)	199,573,950

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Commercial Mortgage—3.4%
$ 20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.875% (CME Term SOFR 1 Month +1.547%), 7/15/2035	$ 19,903,300
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	37,332,561
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 7.710% (CME Term SOFR 1 Month +2.390%), 6/15/2039	21,890,064
18,000,000	[1]	ORL Trust 2023-GLKS, Class A, 7.675% (CME Term SOFR 1 Month +2.350%), 10/15/2028	18,033,773
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $98,994,616)	97,159,698
		MORTGAGE-BACKED SECURITIES—1.7%
		Federal Home Loan Mortgage Corporation—0.8%
24,664,281		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	24,329,769
		Federal National Mortgage Association—0.9%
283,820		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	294,220
24,725,250		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	24,800,233
		TOTAL	25,094,453
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,824,102)	49,424,222
		AGENCY RISK TRANSFER SECURITIES—0.8%
12,000,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.435% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,678,692
11,000,000		FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,328,998
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	24,007,690
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
259,533		FNMA ARM, 4.414%, 8/1/2033	252,557
13,546		FNMA ARM, 4.859%, 4/1/2030	13,323
241,053		FNMA ARM, 4.976%, 7/1/2034	235,800
29,161		FNMA ARM, 6.514%, 5/1/2040	29,093
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $550,388)	530,773
		INVESTMENT COMPANIES—7.2%
2,327,873		Bank Loan Core Fund	20,322,334
140,693,372		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4]	140,693,372
7,962,618		High Yield Bond Core Fund	44,033,275
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $205,083,162)	205,048,981
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $2,877,581,213)	2,854,537,112
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	7,509,238
		TOTAL NET ASSETS—100%	$2,862,046,350
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	250	$26,644,531	September 2024	$(106,031)
The average notional value of short futures contracts held by the Fund throughout the period was $10,546,484. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Affiliates	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2024	Shares Held as of 6/30/2024	Dividend Income
Bank Loan Core Fund	$13,509,767	$20,666,218	$(13,810,839)	$2,167,252	$(2,210,064)	$20,322,334	2,327,873	$670,743
Federated Hermes Government Obli- gations Fund, Premier Shares*	$5,112,500	$566,791,564	$(431,210,692)	$—	$—	$140,693,372	140,693,372	$1,289,873
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$96,509,951	$1,241,371,856	$(1,337,855,850)	$440	$(26,397)	$—	—	$4,293,000
High Yield Bond Core Fund	$—	$44,021,075	$—	$12,200	$—	$44,033,275	7,962,618	$1,286,857
TOTAL OF AFFILIATED TRANSAC- TIONS	$115,132,218	$1,872,850,713	$(1,782,877,381)	$2,179,892	$(2,236,461)	$205,048,981	150,983,863	$7,540,473

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$80,838,172	$832,000

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,089,921,324	$—	$1,089,921,324
Corporate Bonds	—	703,035,967	—	703,035,967
Collateralized Mortgage Obligations	—	485,834,507	—	485,834,507
U.S. Treasuries	—	199,573,950	—	199,573,950
Commercial Mortgage-Backed Securities	—	97,159,698	—	97,159,698
Mortgage-Backed Securities	—	49,424,222	—	49,424,222
Agency Risk Transfer Securities	—	24,007,690	—	24,007,690
Adjustable Rate Mortgages	—	530,773	—	530,773
Investment Companies	205,048,981	—	—	205,048,981
TOTAL SECURITIES	$205,048,981	$2,649,488,131	$—	$2,854,537,112
Other Financial Instruments:[1]
Liabilities	$(106,031)	$—	$—	$(106,031)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate